Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingently convertible to notes payable shares	0	12,605,283
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	150,000,000	150,000,000		150,000,000
Common stock, shares issued	80,104,839	63,471,129		44,021,382
Common stock, shares outstanding	80,104,839	63,471,129		43,885,090
Treasury Stock cost				100,000
Treasury Stock par value				0.001
Accumulated depreciation	$ 1,435,419	$ 37,532		$ 51,029
Canfield [Member]
Common stock, shares authorized				100,000,000	100,000,000
Common stock, shares issued				11,813,200	11,477,200
Common stock, shares outstanding				11,813,200	11,477,200
Preferred stock, no par value
Preferred stock, authorized shares				5,000,000	5,000,000
Preferred stock, issued shares
Preferred stock, outstanding shares
Common stock, no par value
Accumulated depreciation				$ 95,488	$ 92,907
Copa Di Vino Corporation [Member]
Accumulated depreciation			$ 1,821,771	$ 1,693,479	$ 1,520,132
Copa Di Vino Corporation [Member] | Voting Common Stock [Member]
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized			80,000,000	80,000,000	80,000,000
Common stock, shares issued			24,440,945	24,440,945	24,440,945
Common stock, shares outstanding			24,440,945	24,440,945	24,440,945
Copa Di Vino Corporation [Member] | Non-voting Common Stock [Member]
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized			20,000,000	20,000,000	20,000,000
Common stock, shares issued			7,993,802	7,993,802	7,993,802
Common stock, shares outstanding			7,993,802	7,993,802	7,993,802